Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income	$ 361.5	$ 316.5	[1]
Add (deduct) items not affecting cash:
Amortization of intangible assets	123.8	102.0
Net impairment of lease assets and property and equipment	34.9	0.3
Deferred income taxes	(42.4)	(50.4)	[1]
Share-based compensation	43.0	60.1
Provisions	65.3	27.7
Other non-cash items	(1.6)	(5.5)
Cash flows from (used in) operations before changes in working capital	779.3	632.3
Trade and other receivables	(123.7)	(26.5)
Unbilled receivables	(44.3)	(71.1)
Contract assets	(27.2)	(4.9)
Prepaid expenses	3.4	(4.8)
Income taxes net recoverable	27.7	(17.6)
Trade and other payables and other accruals	(59.6)	(59.6)	[1]
Deferred revenue	47.5	72.2
Increase (decrease) in working capital	(176.2)	(112.3)
Net cash flows from operating activities	603.1	520.0	[1]
INVESTING ACTIVITIES
Business acquisitions, net of cash acquired	(555.0)	(75.6)
Purchase of investments held for self-insured liabilities	(40.0)	(110.4)
Proceeds from sale of investments held for self-insured liabilities	73.8	72.8
Purchase of property and equipment and intangible assets	(99.0)	(100.6)
Other	15.2	12.1
Net cash flows used in investing activities	(605.0)	(201.7)
FINANCING ACTIVITIES
Net proceeds from issue of senior unsecured notes and bilateral term credit facility	0.0	348.8
Net proceeds from (repayment of) revolving credit facility	175.0	(455.2)
Repayment of notes payable and other financing obligations	(101.1)	(27.7)	[1]
Net repayment of bank indebtedness	(7.9)	(42.4)
Net lease payments	(124.1)	(125.0)
Proceeds from issue of share capital, net of transaction costs	0.0	277.8
Payment of dividends to shareholders	(94.0)	(84.9)
Other	0.0	(0.7)
Net cash flows used in financing activities	(152.1)	(109.3)	[1]
Foreign exchange gain (loss) on cash held in foreign currency	29.6	(4.4)
Net (decrease) increase in cash and cash equivalents	(124.4)	204.6
Cash and cash equivalents, beginning of the year	352.9	148.3
Cash and cash equivalents, end of the year	228.5	352.9
Property, plant and equipment
Add (deduct) items not affecting cash:
Depreciation	67.7	59.9
Right-of-use assets
Add (deduct) items not affecting cash:
Depreciation	$ 127.1	$ 121.7

[1]	Revised for change in accounting policy (see Note 6.c)